UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     07/27/2012

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $338,900
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- --------   ------ ------ ----
AMERICAN AXLE & MFG HOLDINGS	COM		24061103  2,989     285900  SH 		Sole	N/A	    Sole
BRISTOL-MYERS SQUIBB CO		COM		110122108 36,798    1026141  SH 	Sole	N/A	    Sole
CSX CORP [NYS]			COM		126408103 3,684     164900  SH 		Sole	N/A	    Sole
CLOROX COMPANY (NYS)		COM		189054109 20,788    287114  SH 		Sole	N/A	    Sole
CONAGRA FOODS INC		COM		205887102 25,393    980616  SH 		Sole	N/A	    Sole
COOPER TIRE & RUBBER		COM		216831107 3,568     203000  SH 		Sole	N/A	    Sole
EMERSON ELECTRIC CO		COM		291011104 20,506    442397  SH 		Sole	N/A	    Sole
GENERAL CABLE CORP		COM		369300108 1,569     60500  SH 		Sole	N/A	    Sole
GENERAL DYNAMICS CORP		COM		369550108 26,887    408322  SH 		Sole	N/A	    Sole
GENERAL ELECTRIC CO - NYS	COM		369604103 7,662     369000  SH 		Sole	N/A	    Sole
GENERAL MILLS INC		COM		370334104 32,608    848811  SH 		Sole	N/A	    Sole
GOODYEAR TIRE & RUBBER CO	COM		382550101 1,498     127000  SH 		Sole	N/A	    Sole
KANSAS CITY SOUTHERN		COM		485170302 3,575     51500  SH 		Sole	N/A	    Sole
ELI LILLY & CO			COM		532457108 34,197    797904  SH 		Sole	N/A	    Sole
LOUISIANA-PACIFIC CORP		COM		546347105 2,744     252300  SH 		Sole	N/A	    Sole
MANITOWOC COMPANY INC		COM		563571108 3,652     314000  SH 		Sole	N/A	    Sole
MEADWESTVACO CORP		COM		583334107 5,914     206000  SH 		Sole	N/A	    Sole
PAYCHEX INC			COM		704326107 14,919    474916  SH 		Sole	N/A	    Sole
PFIZER INC (NYS)		COM		717081103 35,537    1547280  SH 	Sole	N/A	    Sole
SYSCO CORP			COM		871829107 29,230    981701  SH 		Sole	N/A	    Sole
UNITED RENTALS INC		COM		911363109 4,690     138000  SH 		Sole	N/A	    Sole
VALMONT INDUSTRIES		COM		920253101 1,190     10000  SH 		Sole	N/A	    Sole
CME GROUP RESTRICT		COM		12572Q105 1,609     6000  SH 		Sole	N/A	    Sole
FEDEX CORP			COM		31428X106 3,773     41300  SH 		Sole	N/A	    Sole
INTREPID POTASH INC (NYS)	COM		46121Y102 2,062     90500  SH 		Sole	N/A	    Sole
MOSAIC CO/THE (NYS)		COM		61945C103 7,125     130500  SH 		Sole	N/A	    Sole
WALTER ENERGY INC		COM		93317Q105 2,084     47100  SH 		Sole	N/A	    Sole
INGERSOLL -RAND PLC OLD		COM		G47791101 2,649     62800  SH 		Sole	N/A	    Sole
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